Note 8 - Deferred Charges, Net - Schedule of Deferred Charges, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Balance, at beginning of the period	$ 27,682	$ 21,983
Additions	18,882	15,481
Amortization	(10,433)	(9,056)
Write-off and other movements (Note 7)	(4,272)	(726)
Balance, at end of the period	$ 31,859	$ 27,682